PROPERTY AND EQUIPMENT - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
PROPERTY AND EQUIPMENT
Depreciation expense	$ 6,926	$ 8,238